BALANCE SHEET COMPONENTS	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BALANCE SHEET COMPONENTS	BALANCE SHEET COMPONENTS
Accounts Receivable, Net

	As of
(In thousands)	December 31, 2024	December 31, 2023
Accounts receivable, gross(1)	$4,269	$63,517
Less: allowance for credit losses	—	(566)
Less: allowance for sales returns	—	(264)
Accounts receivable, net	$4,269	$62,687
(1)The Company maintains factoring arrangements with two separate third-party factor agencies related to our accounts receivable from customers in Europe and the United States. As a result of these factoring arrangements, title of certain accounts receivable balances was transferred to third-party vendors, and both arrangements were accounted for as a sale of financial assets given effective control over these financial assets has been surrendered. As a result, these financial assets have been excluded from our Consolidated Balance Sheets. The Company maintains the role as a collection agent for the factor agencies and as of December 31, 2024 and December 31, 2023, the cash held in escrow for the collection of such funds that has not been collected by the factor agencies is $0.1 million and $0.5 million, respectively.
In connection with the factoring arrangements, we sold accounts receivable invoices amounting to $124.9 million and $498.4 million in fiscal years 2024 and 2023, respectively. As of December 31, 2023, total uncollected accounts receivable from end customers was $49.4 million. As of December 31, 2024, all the factored invoices relate to those entities or assets for which the the Company is divesting for its “rest-of-the-world” distributed generation business through the sale of 100% of the equity interests in certain direct and non-direct non-U.S. subsidiaries of the Company to TZE. Refer to Note 19 Balances classified as held for sale for further information. Such divestment was completed on March 31, 2025. Refer to Note 20 Subsequent events for further information.

(In thousands)	Balance at Beginning of Period	Charges to Expense	Deductions	Reclassified to assets held for sale	Balance at End of Period
Allowance for credit losses
Year ended December 31, 2024	$566	$139	$(421)	$(284)	$—
Year ended December 31, 2023	807	(170)	(71)	—	566

Allowance for sales returns
Year ended December 31, 2024	$264	$(219)	$—	$(45)	$—
Year ended December 31, 2023	110	154	—	—	264
Inventories, net

	As of
(In thousands)	December 31, 2024	December 31, 2023
Raw materials	$4,767	$37,063
Work-in-process	5,375	80,219
Finished goods	30,078	191,666
Inventories, net	$40,220	$308,948
As of December 31, 2024 and December 31, 2023, the Company had inventory reserves arising from excess and obsolescence, quality and unfavorable pricing against cost. The Company had reserves to reflect the inventories at lower of cost and net realizable value of $155.1 million and $30.5 million, respectively.

Prepaid Expenses and Other Current Assets

	As of
(In thousands)	December 31, 2024	December 31, 2023
VAT receivables, current portion	$7,105	$10,218
Tax receivables	22	1,580
Prepaid Forward (Note 11)	181	—
Other receivables from SunPower (Note 3)	—	3,448
Other receivables	1,167	14,278
Deferred issuance cost	—	1,528
Restricted cash	2,018	5,242
Prepaid expenses	7,688	18,055
Derivative financial instruments (Note 12)	697	313
Other prepaid expenses and other current assets	1,485	684
Prepaid expenses and other current assets	$20,363	$55,346

Intangible Assets, Net

(In thousands)	Gross	Accumulated Amortization	Net
As of December 31, 2024
Trademarks and purchased technology	$2,219	$(1,696)	$523

As of December 31, 2023
Customer relationship	2,600	—	2,600
Trademarks and purchased technology	2,961	(2,209)	752
Total	$5,561	$(2,209)	$3,352
Aggregate amortization expense for intangible assets totaled $0.7 million and $0.2 million and $0.3 million for fiscal years 2024, 2023, and 2022 respectively. During fiscal year 2024, the Company has fully impaired the net carrying amount of the customer relationship of $2.2 million due to the non-realization of the associated benefits to this asset.
As of December 31, 2024, the estimated future amortization expense related to definite-lived intangible assets is as follows:

(In thousands)
Fiscal Year
2024	$156
2025	89
2026	80
2027	80
2028	79
Thereafter	39
Total future amortization expense	$523
Goodwill
As of December 31, 2023, the carrying amount of goodwill was $7.9 million and it relates to the acquisition of certain assets from SolarCA LLC (See Note 18. Acquisition of certain assets for more details). Goodwill is primarily attributable to expected synergies and the assembled workforce acquired.
The Company performed an impairment assessment on the goodwill and concluded that it was more likely that the fair value was less than its carrying amount. Accordingly, full impairment loss of goodwill was recognized for fiscal years 2024. The following table presents the changes in the carrying amount of goodwill of the Company through December 31, 2024.

	As of
(In thousands)	December 31, 2024	December 31, 2023
Balance at beginning of year	$7,879	$—
Acquisition from SolarCA LLC	—	7,879
Impairment	(7,879)	—
Balance at end of year	$—	$7,879
Property, Plant and Equipment, Net

	As of
(In thousands)	December 31, 2024	December 31, 2023
Manufacturing equipment	$135,849	$185,536
Land and buildings	130,075	148,808
Leasehold improvements	13,133	85,536
Solar power systems	724	1,318
Computer equipment	42,943	49,220
Furniture and fixtures	720	1,321
Construction-in-process	7,193	22,000
Property, plant and equipment, gross	330,637	493,739
Less: accumulated depreciation and impairment	(257,779)	(213,714)
Property, plant and equipment, net	$72,858	$280,025
Aggregate depreciation expense for property, plant and equipment totaled $42.1 million and $55.7 million and $56.5 million for fiscal years 2024, 2023 and 2022 respectively.
During fiscal year 2024, the Company has recorded impairment of property, plant and equipment of $156.6 million, Included in such amount is $98.9 million, representing the impairment of associated property, plant and equipment in connection to September 2024 Restructuring Plan. The remaining amount relates to impairment of property, plant and equipment for other assets as the recoverable value was assessed to be lower than the book value.
Other Long-term Assets

	As of
(In thousands)	December 31, 2024	December 31, 2023
Equity investments without readily determinable fair value (Note 10)	$4,000	$4,000
Equity method investments (Note 10)	—	—
Prepaid Forward (Note 11)	—	16,298
Prepayment for capital expenditure	1,449	35,150
Restricted cash	95	100
Land rights	—	4,728
Receivables from SunPower, less current portion (Note 3)	—	6,220
Security deposits	3,380	2,414
Other long-term assets	$8,924	$68,910
Accrued Liabilities

	As of
(In thousands)	December 31, 2024	December 31, 2023
Employee compensation and employee benefits	$10,981	$23,165
Short-term warranty reserves	1,239	3,333
Restructuring reserve (Note 8)	4,456	25,429
Accrued interest payable	6,229	12,151
Other payables to SunPower (Note 3)	—	2,198
VAT payables	55	3,108
Derivative financial instruments (Note 12)	3	2,456
Legal accruals	18,347	8,489
Taxes payable	1,548	4,572
Payable to factor agencies	—	504
Refund liabilities to TotalEnergies, current portion (Note 3)	—	10,127
Deposit from TZE for sale of entities (Note 4)	40,000	—
Short-term security deposit payable	—	1,990
Liquidated damage provision(1)	773	8,361
Provision for loss on firm purchase commitment	—	2,644
Other	3,093	4,929
Accrued liabilities	$86,724	$113,456
(1)Amount relates to estimated exposure arising from delays of delivery of modules under the terms and conditions for some of our supply contracts.
Other Long-term Liabilities

	As of
(In thousands)	December 31, 2024	December 31, 2023
Long-term warranty reserves	$3,913	$22,178
Unrecognized tax benefits	11,561	5,451
Long-term security deposit payable	4	91
Long-term pension liability	—	1,960
Refund liabilities to TotalEnergies, net of current portion (Note 3)	—	8,102
Other	73	712
Other long-term liabilities	$15,551	$38,494
(1)Included in the warranty reserve was the long-term system warranty reserve of $4.5 million as of December 31, 2023, relating to SunPower’s business which was previously indemnified by SunPower under the Separation and Distribution Agreement and accordingly, the Company has recorded the corresponding receivables under “Other long-term assets” on the Consolidated Balance Sheets. As a result of the filing of Chapter 11 by SunPower in August 2024, the Company has made a full provision of such receivables due to the uncertainty surrounding the collection of such balances. Th associated warranty obligation is recognized in the books of the entities that the Company has divested on March 31, 2025 for its “rest-of-the-world” distributed generation business through the sale of 100% of the equity interests in certain direct and non-direct non-U.S. subsidiaries of the Company to TZE, accompanied by the sale to TZE of certain assets relating to such business. Accordingly, this has been reclassified to “Liabilities classified as held for sale” on the Consolidated Balance Sheets. Please refer to Note 19. Balances classified as held for sale and Note 20. Subsequent events for further information
Accumulated Other Comprehensive Loss

	As of
(In thousands)	December 31, 2024	December 31, 2023
Cumulative translation adjustment	$(24,752)	$(19,450)
Unrecognized gain on long-term pension liability adjustment	4,260	4,513
Net unrealized loss on derivative instruments	—	(1,441)
Accumulated other comprehensive loss	$(20,492)	$(16,378)